STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Redeemable common stock (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 24, 2026	Jul. 31, 2025	Feb. 28, 2026	Nov. 30, 2025	Feb. 28, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from the issuance of redeemable common stock		$ 300,000		$ 300,000
Number of shares issuable upon conversion of redeemable common stock		2,750,000
Stock issuance costs charges against additional paid-in capital		$ 170
Conversion of redeemable common stock			$ 300,000
Common stock, subject to possible redemption
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Issuance of preferred stock		2,750,000
Common stock, par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from the issuance of redeemable common stock		$ 300,000
Stock issuance costs charges against additional paid-in capital		$ 170
Conversion of redeemable common stock	$ 300,000